SUBSEQUENT EVENTS (UNAUDITED)	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 14             SUBSEQUENT EVENTS (UNAUDITED)

On January 23, 2015, we completed an initial closing under the Purchase Agreement in which we sold 265 shares of our Series B Preferred Stock, together with Tranche A Warrants to acquire 1,266,665 shares of our common stock at an initial exercise price of $1.00 per share and the Tranche B Warrants to acquire 1,266,665 shares of our common stock at an initial exercise price of $1.10 per share. The Tranche A Warrants have an 18 month term and the Tranche B Warrants have a five year term, , for an aggregate value of $2.7 million. On February 20, 2015, we entered into an Amendment to the Purchase Agreement with a majority of the Investors (as required by the Purchase Agreement) to allow us to (i) issue and sell additional shares of our Series B Preferred Stock until March 13, 2015 and (ii) amend the Purchase Agreement without the consent of the Investors to add additional purchasers. As of March 13, 2015, we have sold 312.5 shares of our Series B Preferred Stock for a total investment of $3,125,500. Proceeds from the Private Placement will be used for working capital, inventory purchases, and general corporate purposes.

In January 2015, we signed a Collaboration Partnership Agreement with Wolfcom, a California-based body camera manufacturer. The terms of the agreement provide that we will integrate Sentir into Wolfcom’s body cameras, which will enable Wolfcom to offer cloud-enabled body cameras to its law enforcement and military customers as well as to private investigators and consumers.

On February 18, 2015, we received a purchase order from Filcomserve for approximately $1.3 million for 10,000 of our Zee cameras. The cameras will be shipped to their customer, PLDT. We will also recognize an additional perpetual monthly licensing fee for each camera activated on the Sentir platform.

We have evaluated subsequent events from the balance sheet date through the date the financial statements were issued and determined that there are no additional items to disclose.